JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on Appendix A hereto
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 434 under the 1933 Act (Amendment No. 435 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Included in the filing are prospectuses and Statements of Additional Information for two new Funds. Each Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date. We are registrating the share classes denoted in Appendix A. If you have any questions or comments, please contact me at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Appendix A

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement 2060 Fund

Class A, Class C, Select Class, Institutional Class, Class R2, Class R3, Class R4 and Class R6 Shares

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend 2060 Fund

Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares